COVID-19 pandemic	3 Months Ended
Mar. 31, 2021
COVID-19 pandemic [Abstract]
COVID-19 pandemic	COVID-19 pandemic
AngloGold Ashanti continues to respond to the evolving COVID-19 pandemic while contributing to the global effort to stop the spread of the virus and provide public health and economic relief to local communities. The Company has taken a number of proactive steps to protect employees, host communities and the business itself. These steps have been in line with the Company's values, the requirements of the countries in which we operate, and guidelines provided by the World Health Organisation (WHO). The health and well-being of our employees and our host communities remains a key priority for us.

Multiple waves of the outbreak are being experienced in several of our operating jurisdictions, coinciding with the prevalence of new, more contagious variants of the virus. Continued diligence is being observed to strict health protocols and vigilance in relation to business continuity including supply chain. We remain mindful that the COVID-19 pandemic, its impacts on communities and economies, and the actions authorities may take in response to it, are subject to change.

During the first quarter of 2021, our Brazilian operations and the Obuasi mine were most affected as new variants of the virus caused greater community infections, leading to an increase in general absenteeism and the number of employees in quarantine and isolation, with a consequent impact on productivity at those operations. While infection rates in Brazil and Ghana have since declined from those recent peaks, the number of cases in Brazil – and in several other countries in South America – remains high. In addition, the Cerro Vanguardia mine continues to operate at between 60% to 80% mining capacity due to ongoing inter-provincial travel restrictions in Argentina, which continues to prevent certain employees from travelling to the site.

Access to vaccines is currently limited to national health authorities and the countries where AngloGold Ashanti operates, and have started with their first phase of roll-out programmes. Our operations in Ghana and Guinea have been included in the first phase roll-out plans. At the end of March, in Ghana, Obuasi and Iduapriem have already administered first doses covering 33% and 67% of the workforce respectively. Siguiri has also administered first doses covering 33% of the workforce and 100% coverage of identified high risk individuals. We continue to monitor developments in this regard, both locally and across the jurisdictions that we operate in, as well as continue to implement and strengthen controls onsite and at communities.